Other income (expenses)	12 Months Ended
Dec. 31, 2020
Other Income, Nonoperating [Abstract]
Other income (expenses)
17	Other income (expenses)

	Year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB	US$
Government grants	7,483	12,546	10,346	1,586
Gain on an equity investment sold (Note 7)	—	6,778	—	—
Unrealized gain on equity investments held (Note 7)	—	17,298	—	—
Impairment for long-term investments (Note 7)	—	—	(39,181)	(6,005)
Impairment for loan receivables (Note 4)	—	—	(4,500)	(690)
Income from ADR profit-sharing progra m	966	2,190	2,257	346
Others	—	—	264	41

Total	8,449	38,812	(30,814)	(4,722)